Discontinued Operation - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended	9 Months Ended
	May. 08, 2015	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Transaction cost incurred on sale of business			$ 7,800
Wells [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Wells business, aggregate amount	$ 251,400	$ 251,400		$ 251,400
Net proceeds from sale of Wells business				241,600
Gain (loss) on sale of business		$ 18,200		$ 10,353